Intangible Assets (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Intangible Assets [Line Items]
Disposals or retirements
Additions to intangible assets
Disposals/retirements of intangible assets
Impairment	$ 79,740
Impairment		$ 2.0
Intangible assets of property and other equipment		$ 13.8
Discount rate	9.50%	9.50%	9.00%
Percentage of royalty rate	0.25%	0.25%	0.25%
Geographical CGUs [Member]
Intangible Assets [Line Items]
Impairment		$ 64.0
American CGU [Member]
Intangible Assets [Line Items]
Impairment		$ 15.8
Weighted average discount rate [Member]
Intangible Assets [Line Items]
Discount rate	9.00%	9.00%